Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2012
Intangible assets, net [Abstract]
Schedule of Components of Intangible Assets
December 31,
	2011	2012	2012
	(RMB)	(RMB)	($)
Production license	28,779,986	28,779,986	4,578,790
Accumulated amortization	(11,478,729)	(15,304,972)	(2,434,965)
Intangible assets, net	17,301,257	13,475,014	2,143,825

Schedule of Future Amortization of Intangible Assets
Years Ending December 31,	(RMB) Amount
2013	3,826,243
2014	3,826,243
2015	3,826,243
2016	1,996,285
Total	13,475,014